Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Insurance Portfolio
May 31, 2022
PRC-NPRT1-0722
1.802178.118
Common Stocks - 99.0%
	Shares	Value ($)
Capital Markets - 2.2%
Asset Management & Custody Banks - 2.1%
Ares Management Corp.	77,314	5,502,437
BlackRock, Inc. Class A	1,500	1,003,620
		6,506,057
Financial Exchanges & Data - 0.1%
Moody's Corp.	1,300	392,041
TOTAL CAPITAL MARKETS		6,898,098
Consumer Finance - 0.3%
Consumer Finance - 0.3%
OneMain Holdings, Inc.	22,400	986,944
Diversified Financial Services - 5.3%
Multi-Sector Holdings - 2.8%
Berkshire Hathaway, Inc. Class B (a)	27,800	8,784,244
Other Diversified Financial Services - 2.5%
Apollo Global Management, Inc.	136,537	7,869,993
Jackson Financial, Inc.	895	32,587
		7,902,580
TOTAL DIVERSIFIED FINANCIAL SERVICES		16,686,824
Insurance - 91.2%
Insurance Brokers - 24.2%
Aon PLC	47,200	13,011,624
Arthur J. Gallagher & Co.	98,000	15,870,120
Brown & Brown, Inc.	142,400	8,454,288
Marsh & McLennan Companies, Inc.	201,900	32,293,905
Willis Towers Watson PLC	30,928	6,527,973
		76,157,910
Life & Health Insurance - 14.1%
AFLAC, Inc.	53,100	3,216,267
CNO Financial Group, Inc.	176,200	3,624,434
Globe Life, Inc.	42,900	4,185,753
MetLife, Inc.	226,675	15,275,628
Primerica, Inc.	22,200	2,797,200
Principal Financial Group, Inc.	93,800	6,840,834
Prudential Financial, Inc.	73,889	7,850,706
Prudential PLC	38,600	503,339
		44,294,161
Multi-Line Insurance - 14.3%
American International Group, Inc.	405,450	23,791,806
Assurant, Inc.	27,500	4,858,975
China Pacific Insurance (Group) Co. Ltd. (H Shares)	177,400	415,061
Hartford Financial Services Group, Inc.	196,800	14,269,968
Zurich Insurance Group Ltd.	3,336	1,527,803
		44,863,613
Property & Casualty Insurance - 35.8%
Allstate Corp.	97,500	13,327,275
American Financial Group, Inc.	200	28,260
Arch Capital Group Ltd. (a)	155,400	7,375,284
Assured Guaranty Ltd.	98,300	5,784,955
Chubb Ltd.	114,905	24,278,277
Cincinnati Financial Corp.	17,700	2,263,122
Fidelity National Financial, Inc.	59,600	2,521,080
First American Financial Corp.	55,900	3,386,981
Loews Corp.	87,500	5,730,375
Markel Corp. (a)	2,620	3,587,907
Mercury General Corp.	200	9,790
Progressive Corp.	137,800	16,450,564
The Travelers Companies, Inc.	154,000	27,572,160
		112,316,030
Reinsurance - 2.8%
Everest Re Group Ltd.	3,700	1,045,250
Maiden Holdings Ltd. (a)(b)	400	976
Reinsurance Group of America, Inc.	61,400	7,727,190
		8,773,416
TOTAL INSURANCE		286,405,130
TOTAL COMMON STOCKS (Cost $190,284,607)		310,976,996

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	1,955,655	1,956,047
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	500	500
TOTAL MONEY MARKET FUNDS (Cost $1,956,547)		1,956,547

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $192,241,154)	312,933,543
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,254,857
NET ASSETS - 100.0%	314,188,400

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	1,824,492	47,091,262	46,959,707	2,533	-	-	1,956,047	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	550	11,921,753	11,921,803	455	-	-	500	0.0%
Total	1,825,042	59,013,015	58,881,510	2,988	-	-	1,956,547

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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